Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Summary of Actual Capital Amounts and Ratios of Company and Bank

The actual capital amounts and ratios of the Company and Bank as of December 31 are presented in the following tables:

	Actual		Minimum Required For Capital Adequacy Purposes		Minimum Required To Be Well Capitalized Under Prompt Corrective Action
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio

2016
Total capital to risk-weighted assets
Consolidated	$66,545	13.7%	$38,936	8.0%	$48,670	10.0%
Bank	65,420	13.5	38,925	8.0	48,656	10.0
Tier 1 capital to risk-weighted assets
Consolidated	61,246	12.6	29,202	6.0	38,936	8.0
Bank	60,121	12.4	29,194	6.0	38,925	8.0
Common equity Tier 1 capital to risk-weighted assets
Consolidated	61,246	12.6	21,901	4.5	31,635	6.5
Bank	60,121	12.4	21,895	4.5	31,626	6.5
Tier 1 capital to average assets
Consolidated	61,246	9.3	26,330	4.0	32,913	5.0
Bank	60,121	9.1	26,325	4.0	32,906	5.0

2015
Total capital to risk-weighted assets
Consolidated	$61,210	13.5%	$36,226	8.0%	$45,283	10.0%
Bank	60,151	13.3	36,216	8.0	45,270	10.0
Tier 1 capital to risk-weighted assets
Consolidated	56,540	12.5	27,170	6.0	36,226	8.0
Bank	55,481	12.3	27,162	6.0	36,216	8.0
Common equity Tier 1 capital to risk-weighted assets
Consolidated	56,540	12.5	20,377	4.5	29,434	6.5
Bank	55,481	12.3	20,371	4.5	29,425	6.5
Tier 1 capital to average assets
Consolidated	56,540	8.7	25,871	4.0	32,338	5.0
Bank	55,481	8.6	25,865	4.0	32,332	5.0